Mortgage Note Payable (Schedule of Mortgage Notes Payable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Outstanding Loan Amount	$ 265,118	$ 35,320
Mortgages [Member]
Debt Instrument [Line Items]
Encumbered Properties, in properties	164	29
Outstanding Loan Amount	$ 265,118	$ 35,320
Weighted Average Effective Interest Rate	4.28%	4.54%
Weighted Average Maturity Term	5 years 6 months 4 days	4 years 4 months 24 days
Minimum [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Effective Interest Rate	3.32%	3.75%
Maximum [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Effective Interest Rate	6.13%	5.32%